CHANGE IN ACCOUNTING ESTIMATE	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CHANGE IN ACCOUNTING ESTIMATE

NOTE 2 – CHANGE IN ACCOUNTING ESTIMATE

In 2011, the company elected to change its method of calculating depreciation and amortization to more appropriately reflect the nature of the assets. In 2005, assets were purchased for $100,000 and value was allocated as follows:

Equipment -      $70,000 with a useful life of 7 years and residual value of $40,000

Furniture -    $10,000 with a useful life of 5 years and residual value of $3,330

Computers - $20,000 with a useful life of 5 years and residual value of $6,670

Management has determined that the following better represents the assets, their useful lives and residual values:

Intangibles (Intellectual Property) - $70,000 fully amortized in 2011.

Furniture -                                        $10,000 with a useful life of 7 years and no residual value.

Computers -                                     $20,000 with a useful life of 3 years and no residual value.

Comparison of Depreciation and Amortization expense under the two principles:

	Expense	Accumulated Depreciation and Amortization
2010
As reported:	$8,286	$43,498
New estimate:	$8,095	$46,750
2011
Old estimate (including impairment expense):	$46,500	$90,000
New estimate (including impairment expense)	$52,179	$98,929

In 2011, the company recognized $3,247 of additional depreciation expense to reflect the depreciation of 3 year assets (computers) purchased in 2005.

Current and Future depreciation and amortization expense effects:

	2012	2013
Old Estimate:	$0	$0
New Estimate:	$1,071	$0